ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Effective Income Tax Rate Reconciliation (Parentheticals)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Income tax benefit statutory rate	34.00%	34.00%